UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             February 14, 2008
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        97
                                           -----------

Form 13F Information Table Entry Value:     1,335,615
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 12-31-07

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108    24,468    2,210,279 SH          SOLE                  2,210,279
Acorda Therapeutics             COM           00484M106    25,196    1,147,390 SH          SOLE                  1,147,390
Adolor Corp.                    COM           00724X102     1,173      254,921 SH          SOLE                    254,921
Alkermes                        COM           01642T108     3,047      195,457 SH          SOLE                    195,457
Allos Therapeutics Inc.         COM           019777101    54,984    8,741,480 SH          SOLE                  8,741,480
Alsius Corp.                    COM           021211107       240       64,850 SH          SOLE                     64,850
Altus Pharmaceuticals Inc.      COM           02216N105       210       40,477 SH          SOLE                     40,477
Amicus Therapeutics             COM           03152W109    12,240    1,138,619 SH          SOLE                  1,138,619
Amylin Pharmaceuticals Inc.     COM           032346108     6,652      179,771 SH          SOLE                    179,771
Anadys Pharmaceuticals Inc.     COM           03252Q408       141       87,500 SH          SOLE                     87,500
Anesiva Inc.                    COM           21872P501     6,915    1,382,977 SH          SOLE                  1,382,977
AP Pharma                       COM           00202J203     2,394    1,515,152 SH          SOLE                  1,515,152
Aradigm Corp.                   COM           038505301       152      100,000 SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    49,592    3,241,313 SH          SOLE                  3,241,313
Ardea Biosciences Inc.          PFD A         03969P206    11,109      726,065 SH          SOLE                    726,065
Arena Pharmaceuticals Inc.      COM           040047102       219       27,930 SH          SOLE                     27,930
Array Biopharma Inc.            COM           04269X105     2,205      261,928 SH          SOLE                    261,928
Atherogenics Inc.               COM           047439104        10       25,357 SH          SOLE                     25,357
Autoimmune Inc.                 COM           052776101        43       26,100 SH          SOLE                     26,100
Auxilium                        COM           05334D107    66,570    2,219,745 SH          SOLE                  2,219,745
Biocryst Pharmaceuticals Inc.   COM           09058V103    36,576    5,918,411 SH          SOLE                  5,918,411
Biomarin Pharmaceutical Inc.    COM           09061G101        16          453 SH          SOLE                        453
Cerus Corp.                     COM           157085101       215       33,048 SH          SOLE                     33,048
Chelsea Therapeutics            COM           163428105     8,360    1,137,481 SH          SOLE                  1,137,481
Coley Pharmaceutical Group Inc. COM           19388P106     5,087      635,855 SH          SOLE                    635,855
Critical Therapeutics Inc.      COM           22674T105     1,432    1,127,481 SH          SOLE                  1,127,481
Cubist                          COM           229678AC1     3,681      179,450 SH          SOLE                    179,450
Curis Inc.                      COM           231269101        26       26,800 SH          SOLE                     26,800
Cyclacel Pharmaceuticals        COM           23254L108     1,424      259,886 SH          SOLE                    259,886
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       454       95,500 SH          SOLE                     95,500
Cytokinetics Inc.               COM           23282W100     8,097    1,711,864 SH          SOLE                  1,711,864
Decode Genetics                 COM           2435686104      790      214,733 SH          SOLE                    214,733
Emergent Biosolutions           COM           29089Q105     1,225      242,089 SH          SOLE                    242,089
Epix Pharmaceuticals            COM           26881Q309       592      150,248 SH          SOLE                    150,248
Exelisis                        COM           30161Q104       256       29,660 SH          SOLE                     29,660
Genelabs Technologies Inc.      COM           368706206       959      755,179 SH          SOLE                    755,179
Genomic Health Inc.             COM           37244C101   108,515    4,793,090 SH          SOLE                  4,793,090
Halozyme Therapeutics Inc.      COM           40637H109     6,855      964,088 SH          SOLE                    964,088
Icagen Inc.                     COM           45104P104       127       75,468 SH          SOLE                     75,468
Idera Pharmaceuticals Inc.      COM           45168K108    21,050    1,606,854 SH          SOLE                  1,606,854
Immunogen Inc.                  COM           45253H101     1,159      279,178 SH          SOLE                    279,178
Immunomedics, Inc.              COM           452907108       290      125,000 SH          SOLE                    125,000
Incyte Corp.                    COM           45337C102    73,845    7,347,790 SH          SOLE                  7,347,790
Indevus Pharmaceuticals         COM           454072109     4,871      700,794 SH          SOLE                    700,794
Infinity Pharmaceuticals Inc.   COM           45665G303       818       85,651 SH          SOLE                     85,651
Inspire                         COM           457733103     2,713      453,706 SH          SOLE                    453,706
Intermune Inc.                  COM           45884X103    21,420    1,606,930 SH          SOLE                  1,606,930
Isis Pharmaceuticals Inc.       COM           464330109       297       18,859 SH          SOLE                     18,859
Kosan                           COM           50064W107     8,129    2,258,059 SH          SOLE                  2,258,059
Ligand Pharmaceuticals Inc.     CL B          53220K207       185       38,224 SH          SOLE                     38,224
Map Pharmaceuticals             COM           56509R108       263       15,000 SH          SOLE                     15,000
Metabasis Therapeutics Inc.     COM           59101M105     6,980    2,334,466 SH          SOLE                  2,334,466
Micromet                        COM           59509C105     4,577    2,221,614 SH          SOLE                  2,221,614
Myriad Genetics Inc.            COM           62855J104    17,292      372,519 SH          SOLE                    372,519
Neopharm Inc.                   COM           640919106        26       44,438 SH          SOLE                     44,438
Neose Technologies Inc.         COM           640522108     2,392    2,235,590 SH          SOLE                  2,235,590
Neurogen Corp.                  COM           64124E106    17,757    5,147,078 SH          SOLE                  5,147,078
Novo-Nordisk                    COM           670100205    26,453      403,806 SH          SOLE                    403,806
Onyx Inc.                       COM           683399109     6,989      125,650 SH          SOLE                    125,650
Optimer Pharmaceuticals         COM           68401H104     8,943    1,277,500 SH          SOLE                  1,277,500
OSI Pharmaceuticals             COM           671040103     5,411      111,553 SH          SOLE                    111,553
Pharmacyclics Inc.              COM           716933106       469      323,598 SH          SOLE                    323,598
Pharmasset Inc.                 COM           71715N106     2,894      214,365 SH          SOLE                    214,365
Pharmion Corp.                  COM           71715B409   173,044    2,752,844 SH          SOLE                  2,752,844
Pharmion Corp. @35 Exp. 6/21/08 CALL          9EDOOK138     1,463          500 SH  CALL    SOLE                        500
Pharmion Corp. @50 Exp. 6/21/08 CALL          9EQ1ZYU02     1,489          922 SH  CALL    SOLE                        922
Poniard Pharmaceuticals Inc.    COM           732449301       166       37,755 SH          SOLE                     37,755
Pozen Inc.                      COM           73941U102    12,467    1,038,943 SH          SOLE                  1,038,943
Regeneron                       COM           78556F107     1,694       70,132 SH          SOLE                     70,132
Salix Pharmaceuticals, Inc.     COM           795435106     7,152      907,553 SH          SOLE                    907,553
Seattle Genetics Inc.           COM           812578102   108,444    9,512,589 SH          SOLE                  9,512,589
Siga Technologies Inc.          COM           826917106     2,907      943,888 SH          SOLE                    943,888
Sirtris Pharmaceuticals Inc.    COM           82968A105       190       13,843 SH          SOLE                     13,843
Spectrum Pharmaceuticals Inc.   COM           84763A108     1,663      611,261 SH          SOLE                    611,261
Sunesis Pharmaceuticals Inc.    COM           867328502     2,621    1,317,039 SH          SOLE                  1,317,039
Supergen                        COM           868059106     4,160    1,139,849 SH          SOLE                  1,139,849
Symyx Technologies, Inc.        COM           87155S108     2,503      325,973 SH          SOLE                    325,973
Synvista Therapeutics, Inc.     CONV PFD B    871992103    18,480    8,400,000 SH          SOLE                  8,400,000
Tapestry Pharmaceuticals Inc.   COM           876031204       600    2,000,000 SH          SOLE                  2,000,000
Targacept                       COM           87611R306     1,139      137,950 SH          SOLE                    137,950
Threshold Pharma                COM           885807107     1,200    2,263,600 SH          SOLE                  2,263,600
Torreypines Therapeutics        COM           89235K105       468      204,465 SH          SOLE                    204,465
Trimeris Inc.                   COM           896263100    24,159    3,461,175 SH          SOLE                  3,461,175
Vertex Pharmaceuticals Inc.     COM           92532F100     9,835      423,393 SH          SOLE                    423,393
Vertex Pharmaceuticals Inc.
  @20 EXP 1/19/2008             CALL          9EQ1NI5I3     1,729        4,736 SH  CALL    SOLE                      4,736
Via Pharmaceuticals             COM           92554T103       252      102,881 SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        82      148,118 SH          SOLE                    148,118
Viropharma Inc.                 COM           928241108    57,401    7,229,413 SH          SOLE                  7,229,413
Xenoport Inc.                   COM           98411C100    43,106      771,406 SH          SOLE                    771,406

Alexion Pharmaceuticals Notes
  1.375% 2/01/2012              CONV BONDS    015351AF6    20,242    8,300,000 PRN         SOLE                  8,300,000
Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0    11,326    8,980,000 PRN         SOLE                  8,980,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017              CONV BONDS    09061GAD3    22,215   12,000,000 PRN         SOLE                 12,000,000
Biomarin Pharmaceuticals Notes
  2.5% 3/29/2013                CONV BONDS    09061GAC5    41,711   18,569,000 PRN         SOLE                 18,569,000
Incyte Genomics  Notes
  3.5% 2/15/2011                CONV BONDS    45337CAE2    18,640   18,972,000 PRN         SOLE                 18,972,000
Intermune Inc Notes
  .25% 3/01/2011                CONV BONDS    45884XAC7     7,916    8,500,000 PRN         SOLE                  8,500,000
Medarex Inc Notes 2.25%
  5/15/2011                     CONV BONDS    583916AG6    14,550   13,472,000 PRN         SOLE                 13,472,000
Viropharma Inc. Notes 2.0%
  3/15/2017                     CONV BONDS    928241AH1    33,131   45,000,000 PRN         SOLE                 45,000,000